Organization and Business (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of stock-based compensation included in cost of goods sold, research and development, and selling, general and administrative expenses
	Nine Months Ended September 30,
	2021	2020
Cost of goods sold	$134	$—
Research and development	409	—
Selling, general and administrative	490	53
	$1,033	$53

Schedule of the diluted weighted average shares
	Nine Months Ended September 30,
	2021	2020
Numerator
Net Loss	$(98,465)	$(23,414)
Less: Change in redemption value of preferred interests	(13,831)	(24,625)
Net Loss attributable to common unit holders	$(112,296)	$(48,039)

Denominator
Weighted average units outstanding – basic and diluted	20,526	15,978
Net loss attributable to common unit holder per unit – basic and diluted	$(5.47)	$(3.01)

	Year Ended December 31,
	2020	2019
	(in thousands)
Numerator
Net loss	$137,336	$18,302
Less cumulative change in redemption value of temporary equity	33,072	80,468
Net loss attributable to common unitholders	170,408	98,770

Denominator
Weighted average units – basic and diluted	16,853	15,742

Basic and diluted loss per unit	$10.11	$6.27

Schedule of anti-dilutive unvested restricted units, as well as the anti-dilutive effects
	Nine Months Ended September 30,
	2021	2020
Antidilutive Units Excluded:
Warrants	62,373	53,209
Options	2,440	1,966
Restricted Stock Units	285	359
Preferred Units	84,700	84,700

Antidilutive Units Excluded	December 31,
	2020	2019
	(in thousands)
Warrants	53,209	50,792
Options	2,024	2,302
Restricted stock units	484	504
Preferred units	84,700	84,700